Eaton Vance

Large-Cap Value Fund

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 2.6%
Hexcel Corp.(1)	339,149	$20,142,059
Huntington Ingalls Industries, Inc.	113,286	21,870,995

		$42,013,054

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	316,329	$27,520,623

		$27,520,623

Automobiles — 1.1%
General Motors Co.(1)	348,427	$18,365,587

		$18,365,587

Banks — 9.0%
Bank of America Corp.	826,870	$35,100,631
KeyCorp	1,098,674	23,753,332
M&T Bank Corp.	193,836	28,947,468
Truist Financial Corp.	267,840	15,708,816
Wells Fargo & Co.	907,092	42,098,140

		$145,608,387

Beverages — 2.7%
Constellation Brands, Inc., Class A	89,418	$18,839,478
PepsiCo, Inc.	162,187	24,394,547

		$43,234,025

Biotechnology — 2.7%
AbbVie, Inc.	196,672	$21,215,009
Neurocrine Biosciences, Inc.(1)	243,409	23,345,357

		$44,560,366

Building Products — 1.7%
Johnson Controls International PLC	397,376	$27,053,358

		$27,053,358

Capital Markets — 4.4%
Charles Schwab Corp. (The)	541,125	$39,415,545
Goldman Sachs Group, Inc. (The)	82,817	31,307,310

		$70,722,855

Chemicals — 1.1%
FMC Corp.	195,426	$17,893,205

		$17,893,205

Communications Equipment — 2.0%
Cisco Systems, Inc.	585,734	$31,881,502

		$31,881,502

Security	Shares	Value
Containers & Packaging — 1.5%
Packaging Corp. of America	176,156	$24,210,881

		$24,210,881

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	705,330	$38,094,873

		$38,094,873

Electric Utilities — 3.1%
Edison International	478,356	$26,534,407
NextEra Energy, Inc.	296,724	23,298,769

		$49,833,176

Electrical Equipment — 1.5%
Eaton Corp. PLC	162,572	$24,273,625

		$24,273,625

Entertainment — 2.6%
Walt Disney Co. (The)(1)	247,454	$41,861,793

		$41,861,793

Equity Real Estate Investment Trusts (REITs) — 4.6%
EastGroup Properties, Inc.	106,364	$17,723,433
Healthpeak Properties, Inc.	429,845	14,391,211
Invitation Homes, Inc.	595,114	22,810,720
Mid-America Apartment Communities, Inc.	106,067	19,808,012

		$74,733,376

Food Products — 1.3%
Mondelez International, Inc., Class A	372,494	$21,671,701

		$21,671,701

Health Care Equipment & Supplies — 2.5%
Medtronic PLC	318,400	$39,911,440

		$39,911,440

Health Care Providers & Services — 3.7%
LHC Group, Inc.(1)	88,953	$13,957,615
UnitedHealth Group, Inc.	119,123	46,546,121

		$60,503,736

Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc.(1)	126,792	$16,750,491

		$16,750,491

Household Products — 2.9%
Procter & Gamble Co. (The)	332,466	$46,478,747

		$46,478,747

Insurance — 6.9%
Allstate Corp. (The)	263,135	$33,499,717
American International Group, Inc.	713,455	39,161,545
Arch Capital Group, Ltd.(1)	751,775	28,702,769
Reinsurance Group of America, Inc.	103,729	11,540,889

		$112,904,920

Interactive Media & Services — 3.0%
Alphabet, Inc., Class A(1)	18,134	$48,481,612

		$48,481,612

Security	Shares	Value
IT Services — 2.8%
Euronet Worldwide, Inc.(1)	74,759	$9,515,325
Fidelity National Information Services, Inc.	291,745	35,499,532

		$45,014,857

Life Sciences Tools & Services — 4.5%
Charles River Laboratories International, Inc.(1)	27,547	$11,367,820
Thermo Fisher Scientific, Inc.	81,935	46,811,924
Waters Corp.(1)	43,913	15,690,115

		$73,869,859

Machinery — 4.0%
PACCAR, Inc.	232,817	$18,373,918
Stanley Black & Decker, Inc.	135,767	23,801,313
Westinghouse Air Brake Technologies Corp.	266,021	22,933,670

		$65,108,901

Media — 1.1%
Fox Corp., Class A	437,225	$17,537,095

		$17,537,095

Multi-Utilities — 2.2%
CMS Energy Corp.	301,716	$18,021,497
Sempra Energy	145,380	18,390,570

		$36,412,067

Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	279,874	$28,393,217
ConocoPhillips	337,467	22,870,139
EOG Resources, Inc.	364,715	29,275,673
EQT Corp.(1)	468,615	9,587,863

		$90,126,892

Pharmaceuticals — 5.2%
Johnson & Johnson	308,902	$49,887,673
Royalty Pharma PLC, Class A	228,192	8,246,859
Sanofi	272,927	26,273,045

		$84,407,577

Semiconductors & Semiconductor Equipment — 3.4%
Micron Technology, Inc.	313,108	$22,224,406
Texas Instruments, Inc.	171,892	33,039,361

		$55,263,767

Software — 1.1%
VMware, Inc., Class A(1)(2)	124,673	$18,538,875

		$18,538,875

Specialty Retail — 1.2%
Best Buy Co., Inc.	182,652	$19,308,143

		$19,308,143

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings, Ltd.(1)	362,578	$17,552,401

		$17,552,401

Security	Shares	Value
Tobacco — 1.4%
Philip Morris International, Inc.	236,995	$22,464,756

		$22,464,756

Total Common Stocks (identified cost $1,319,360,232)		$1,614,168,523

Short-Term Investments — 1.2%

Affiliated Fund — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	5,240,095	$5,240,095

Total Affiliated Fund (identified cost $5,240,095)		$5,240,095

Securities Lending Collateral — 0.9%

Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(4)	13,772,156	$13,772,156

Total Securities Lending Collateral (identified cost $13,772,156)		$13,772,156

Total Short-Term Investments (identified cost $19,012,251)		$19,012,251

Total Investments — 100.6% (identified cost $1,338,372,483)		$1,633,180,774

Other Assets, Less Liabilities — (0.6)%		$(10,405,402)

Net Assets — 100.0%		$1,622,775,372

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $18,353,446 and the total market value of the collateral received by the Fund was $18,970,338, comprised of cash of $13,772,156 and U.S. government and/or agencies securities of $5,198,182.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at September 30, 2021.

At September 30, 2021, the value of the Fund’s investment in affiliated funds was $5,240,095, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,269,487	$153,325,976	$(150,354,988)	$(380)	$—	$5,240,095	$1,902	5,240,095

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$145,975,373	$—		$—	$145,975,373
Consumer Discretionary	71,976,622	—		—	71,976,622
Consumer Staples	133,849,229	—		—	133,849,229
Energy	90,126,892	—		—	90,126,892
Financials	329,236,162	—		—	329,236,162
Health Care	276,979,933	26,273,045		—	303,252,978
Industrials	185,969,561	—		—	185,969,561
Information Technology	150,699,001	—		—	150,699,001
Materials	42,104,086	—		—	42,104,086
Real Estate	74,733,376	—		—	74,733,376
Utilities	86,245,243	—		—	86,245,243
Total Common Stocks	$1,587,895,478	$26,273,045	*	$—	$1,614,168,523
Short-Term Investments -
Affiliated Fund	$—	$5,240,095		—	$5,240,095
Securities Lending Collateral	13,772,156	—		—	13,772,156
Total Investments	$1,601,667,634	$31,513,140		$—	$1,633,180,774

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.